Carillon Reams Unconstrained Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 33.0%		Par	Value
U.S. Treasury Bonds, 4.75%, 08/15/2055		$42,420,000	$42,565,819
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055		44,774,144	43,707,260
U.S. Treasury Notes
3.63%, 09/30/2031		36,735,000	36,304,512
4.13%, 03/31/2032		195,660,000	198,258,609
2.75%, 08/15/2032		21,125,000	19,638,823
3.88%, 08/31/2032		84,890,000	84,637,983
4.25%, 08/15/2035		237,490,000	239,419,606
TOTAL U.S. TREASURY SECURITIES (Cost $659,951,715)			664,532,612

ASSET-BACKED SECURITIES - 16.5%		Par	Value
AMSR Trust
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)		865,000	854,634
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)		1,430,000	1,409,568
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)		3,790,000	3,734,641
ARES CLO Ltd., Series 2017-44A, Class A1RR, 5.42% (3 mo. Term SOFR + 1.13%), 04/15/2034 (a)		9,865,000	9,882,451
Avis Budget Rental Car Funding AESOP LLC
Series 2025-2A, Class A, 5.12%, 08/20/2031 (a)		10,460,000	10,748,477
Series 2025-3A, Class A, 4.17%, 02/20/2030 (a)		9,870,000	9,836,357
Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034 (a)		5,995,000	5,995,869
Barings Loan Partners CLO Ltd., Series LP-3A, Class AR2, 5.28% (3 mo. Term SOFR + 0.95%), 07/20/2033 (a)		6,045,000	6,048,022
Battalion CLO IX Ltd., Series 2015-9A, Class ARR, 5.27% (3 mo. Term SOFR + 0.96%), 07/15/2031 (a)		10,480,000	10,483,658
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)		9,035,000	8,684,786
Carlyle US CLO Ltd. Series 2019-1A, Class A1A2, 5.23% (3 mo. Term SOFR + 0.95%), 04/20/2031 (a)		5,375,000	5,379,445
Series 2021-9A, Class AR, 5.43% (3 mo. Term SOFR + 1.11%), 10/20/2034 (a)		9,670,000	9,673,868
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.91% (30 day avg SOFR US + 0.54%), 11/16/2026 (a)		341,868	341,931
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (a)		228,104	227,172
Dryden CLO Ltd., Series 2020-86A, Class A1R2, 5.45% (3 mo. Term SOFR + 1.13%), 07/17/2034 (a)		9,750,000	9,774,346
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 04/22/2034 (a)		13,005,000	13,005,078
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027		10,599	10,604
Series 2024-1, Class A2B, 4.77% (30 day avg SOFR US + 0.40%), 02/16/2027		10,725	10,726
Hertz Vehicle Financing III LLC
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)		11,949,000	12,487,169
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		10,530,000	10,622,489
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)		8,625,000	8,742,287
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)		12,545,000	12,732,058
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)		8,250,000	8,430,550
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041 (a)		5,069,152	4,584,696
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		15,185,512	14,749,238
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		13,096,435	12,163,510
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (a)		575,529	575,750
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		1,098,119	1,076,052
JP Morgan Mortgage Trust
Series 2025-HE1, Class A1, 5.54% (30 day avg SOFR US + 1.15%), 07/20/2055 (a)		4,735,685	4,732,192
Series 2025-HE2, Class A1, 5.63% (30 day avg SOFR US + 1.25%), 11/20/2055 (a)		4,867,721	4,871,573
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2B, 4.81% (30 day avg SOFR US + 0.44%), 12/15/2026		574,563	574,761
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A2B, 4.74% (30 day avg SOFR US + 0.37%), 05/17/2027		51,365	51,368
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-42A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 07/16/2036 (a)		7,260,000	7,260,080
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.50%), 02/14/2034 (a)		5,950,000	5,962,364
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)		4,663,744	4,628,483
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)		4,758,748	4,440,274
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		4,695,792	4,596,607
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)		8,540,500	7,995,357
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)		6,465,000	6,124,104
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)		8,705,000	8,373,020

STAR Trust
Series 2022-SFR3, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)		8,181,345	8,210,318
Series 2024-SFR4, Class A, 5.90% (1 mo. Term SOFR + 1.75%), 10/17/2041 (a)		16,393,737	16,455,213
Series 2025-SFR5, Class A, 5.60% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)		6,641,235	6,660,538
Thompson Park CLO Ltd., Series 2021-1A, Class A1R, 5.37% (3 mo. Term SOFR + 1.05%), 04/15/2034 (a)		11,900,000	11,908,044
Towd Point Mortgage Trust
Series 2025-HE1, Class A1A, 5.71% (30 day avg SOFR US + 1.35%), 07/25/2065 (a)		4,992,993	4,994,067
Series 2025-HE2, Class A1A, 5.69% (30 day avg SOFR US + 1.35%), 09/25/2065 (a)		15,955,000	15,955,160
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A2B, 4.72% (30 day avg SOFR US + 0.35%), 12/15/2026		8,639	8,639
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.25% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)		16,007,264	16,037,903
TOTAL ASSET-BACKED SECURITIES (Cost $329,796,685)			332,105,497

CORPORATE BONDS - 14.2%		Par	Value
Airlines - 1.9%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,309,889	1,339,398
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		3,371,685	3,376,404
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)		2,014,133	1,963,114
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		4,267,455	3,872,830
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		10,701,228	10,249,487
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032		773,708	685,300
Series 2020-1, Class A, 4.00%, 11/15/2032		3,538,251	3,327,556
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026		2,408,554	2,403,510
Series 2015-1, Class AA, 3.45%, 12/01/2027		852,883	835,475
Series 2016-1, Class AA, 3.10%, 07/07/2028		811,912	784,369
Series 2016-2, Class AA, 2.88%, 10/07/2028		3,323,910	3,165,960
Series 2018-1, Class AA, 3.50%, 09/01/2031		944,665	906,248
Series 2019-1, Class AA, 4.15%, 08/25/2031		4,476,744	4,367,822
Series 2019-2, Class AA, 2.70%, 05/01/2032		206,631	189,459
			37,466,932

Auto Manufacturers - 1.8%
American Honda Finance Corp., 5.20%, 03/05/2035		4,370,000	4,439,526
Ford Motor Credit Co. LLC
6.95%, 03/06/2026		6,950,000	7,005,339
4.27%, 01/09/2027		2,215,000	2,196,882
General Motors Financial Co., Inc.
5.35%, 07/15/2027		8,930,000	9,091,654
6.00%, 01/09/2028		7,155,000	7,410,833
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (a)		6,545,000	6,631,681
			36,775,915

Banks - 3.8%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		2,925,000	2,967,108
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		8,425,000	8,580,729
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		2,410,000	2,519,204
Citigroup, Inc.
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		4,105,000	4,107,219
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,405,000	2,493,932
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036		10,255,000	10,482,679
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030		9,380,000	9,621,473
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		2,410,000	2,521,365
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036		3,990,000	4,205,559
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027		5,470,000	5,353,005
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031		8,300,000	8,512,750
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		4,230,000	4,253,153
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		2,405,000	2,457,290
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036		8,340,000	8,752,422
			76,827,888

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028		3,465,000	3,545,890

Capital Markets - 0.7%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		2,410,000	2,523,286
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		2,425,000	2,480,110
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031		7,010,000	7,236,303
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		2,410,000	2,515,664
			14,755,363

Commercial Services - 0.3%
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)		6,410,000	6,492,939

Consumer Finance - 0.4%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028		6,910,000	7,002,732

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
2.55%, 03/21/2031		3,235,000	2,941,294
5.25%, 04/02/2035		5,675,000	5,770,986
			8,712,280

Electric - 2.3%
Appalachian Power Co., 2.70%, 04/01/2031		6,185,000	5,636,422
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030		510,000	493,810
Duke Energy Florida LLC, 5.88%, 11/15/2033		3,950,000	4,261,790
Duke Energy Indiana LLC, 5.25%, 03/01/2034		7,605,000	7,846,483
Entergy Arkansas LLC, 5.30%, 09/15/2033		5,810,000	6,023,412
Entergy Louisiana LLC
2.35%, 06/15/2032		5,485,000	4,820,738
5.35%, 03/15/2034		11,650,000	12,088,573
Public Service Electric and Gas Co., 4.65%, 03/15/2033		5,200,000	5,227,337
			46,398,565

Electric Utilities - 0.7%
Duke Energy Corp., 5.00%, 12/08/2027		3,475,000	3,538,821
Virginia Electric and Power Co., 5.15%, 03/15/2035		3,620,000	3,686,167
Wisconsin Power and Light Co., 5.38%, 03/30/2034		6,350,000	6,593,842
			13,818,830

Ground Transportation - 0.1%
Union Pacific Corp, 5.10%, 02/20/2035		2,410,000	2,477,755

Health Care Equipment & Supplies - 0.4%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		6,725,000	7,125,137

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp., 4.95%, 03/03/2035		2,408,000	2,439,684

Insurance - 0.1%
Metropolitan Life Global Funding I, 4.30%, 08/25/2029 (a)		2,720,000	2,729,545

Multi-Utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030		6,090,000	5,849,537

Oil & Gas - 0.1%
Chevron USA, Inc., 4.98%, 04/15/2035		2,505,000	2,568,842

Oil, Gas & Consumable Fuels - 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		4,851,000	4,780,075

Transportation - 0.3%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		5,215,000	5,374,678
TOTAL CORPORATE BONDS (Cost $281,962,613)			285,142,587

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.7%		Par	Value
A&D Mortgage Trust
Series 2025-NQM1, Class A1, 5.43%, 03/25/2070 (a)(b)		2,039,955	2,049,763
Series 2025-NQM4, Class A1, 5.23%, 10/25/2070 (a)(c)		14,575,000	14,585,530
BANK, Series 2021-BN35, Class A2, 1.87%, 06/15/2064		6,280,000	5,936,418
Barclays Mortgage Loan Trust, Series 2023-NQM1, Class A1A, 6.03%, 01/25/2063 (a)(c)		1,317,551	1,325,692
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055 (b)		6,553,880	6,660,164
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054		4,111,068	3,895,314
BRAVO Residential Funding Trust
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065 (a)(c)		1,808,584	1,825,285
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065 (a)(c)		7,305,000	7,304,695
Chase Home Lending Mortgage Trust, Series 2024-8, Class A4A, 5.50%, 08/25/2055 (a)(b)		3,140,129	3,150,638
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1, Class A3A, 2.50%, 04/25/2051 (a)(b)		2,616,984	2,170,011
Series 2021-J2, Class A7A, 2.50%, 07/25/2051 (a)(b)		1,607,109	1,442,872
COLT Mortgage Loan Trust, Series 2025-10, Class A1, 5.09%, 10/25/2070 (a)(b)		7,285,000	7,288,030
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048 (a)(b)		1,901,591	1,711,294
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		270,717	270,211
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(b)		5,064,735	4,207,164
Series 2021-8INV, Class A3, 2.50%, 09/25/2051 (a)(b)		1,377,627	1,139,164
GCAT Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051 (a)(b)		4,520,833	3,917,474
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052 (a)(b)		2,818,161	2,339,294
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050 (a)(b)		3,596,188	3,106,209
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(b)		2,688,080	2,231,316
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)		10,565,473	8,770,167
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052 (a)(b)		4,066,375	3,374,189
Series 2021-PJ7, Class A2, 2.50%, 01/25/2052 (a)(b)		3,626,787	3,005,802
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(b)		3,331,858	3,161,457
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(b)		6,302,730	5,219,939
Series 2023-CCM1, Class A1, 6.65%, 08/25/2053 (a)(b)		1,544,597	1,549,099
Series 2023-PJ5, Class A16, 6.50%, 02/25/2054 (a)(b)		3,567,986	3,624,125
Series 2025-PJ7, Class A5, 5.50%, 12/25/2055 (a)(b)		4,964,739	4,987,110
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)		1,123,884	934,316
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(b)		724,838	601,672
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(b)		3,647,642	2,902,104
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(b)		2,823,008	2,251,450
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(b)		3,243,474	2,696,229
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(b)		2,508,673	2,077,690
Series 2021-6, Class A3, 2.50%, 10/25/2051 (a)(b)		2,742,770	2,280,004
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(b)		2,356,471	1,958,883
Series 2021-INV4, Class A2, 3.00%, 01/25/2052 (a)(b)		5,318,231	4,595,287
Series 2021-INV6, Class A2, 3.00%, 04/25/2052 (a)(b)		5,560,633	4,832,402
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(b)		5,123,112	4,436,297
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(b)		1,878,308	1,622,930
Series 2022-6, Class A2, 3.50%, 11/25/2052 (a)(b)		2,849,331	2,553,824
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(b)		2,226,416	1,929,274
Series 2022-8, Class A3, 4.00%, 01/25/2053 (a)(b)		1,765,773	1,634,582
Series 2022-INV1, Class A3, 3.00%, 03/25/2052 (a)(b)		3,387,783	2,935,728
Series 2023-6, Class A4, 6.00%, 12/26/2053 (a)(b)		5,302,387	5,365,704
Series 2024-12, Class A4A, 5.50%, 06/25/2055 (a)(b)		4,526,471	4,534,903
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(b)		7,450,566	6,426,117
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(b)		4,287,086	3,701,633
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055 (a)(b)		913,079	919,035
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(c)		9,448,890	9,487,317
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(c)		5,961,494	5,965,282
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(b)		6,663,811	6,720,157
MFRA Trust
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070 (a)(c)		10,550,511	10,640,517
Series 2025-NQM4, Class A1, 5.23%, 08/25/2070 (a)(b)		17,490,000	17,501,433
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(b)		1,288,717	1,194,252
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(b)		2,430,375	2,014,241
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)		6,012,175	4,986,967
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(b)		4,554,237	3,932,302
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(b)		3,520,116	3,134,956
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(b)		3,104,700	2,808,154
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051 (a)(b)		3,575,033	2,960,853
Series 2021-J4, Class A1, 2.50%, 11/25/2051 (a)(b)		4,120,298	3,412,443
RIDE Trust, Series 2025-SHRE, Class A, 5.62%, 02/14/2047 (a)(b)		4,510,000	4,633,033
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)		5,365,000	5,527,644
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051 (a)(b)		5,304,132	4,402,843
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(b)		5,020,447	4,167,363
Series 2021-6, Class A1, 2.50%, 10/25/2051 (a)(b)		2,391,986	1,985,535
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(b)		1,090,804	905,453
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(b)		1,332,418	1,325,573
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050 (a)(b)		8,509,971	7,085,214
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $275,627,961)			276,230,022

AGENCY MORTGAGE-BACKED SECURITIES - 11.9%		Par	Value
Fannie Mae REMIC
Series 2024-103, Class FD, 5.51% (30 day avg SOFR US + 1.15%), 01/25/2055		17,835,815	17,903,418
Series 2024-70, Class FB, 5.46% (30 day avg SOFR US + 1.10%), 10/25/2054		20,165,266	20,140,263
Series 2024-79, Class FA, 5.46% (30 day avg SOFR US + 1.10%), 11/25/2054		3,513,966	3,512,529
Series 2024-90, Class B, 5.00%, 07/25/2051		3,982,784	3,997,558
Series 2025-15, Class DF, 5.26% (30 day avg SOFR US + 0.90%), 04/25/2055		18,409,706	18,449,263
Series 2025-46, Class FG, 5.56% (30 day avg SOFR US + 1.20%), 06/25/2055		6,714,891	6,726,512
Series 2025-55, Class FG, 5.46% (30 day avg SOFR US + 1.10%), 07/25/2055		21,960,554	22,003,197
Series 2025-85, Class D, 4.50%, 07/25/2052		4,250,000	4,236,512
Series 2025-9, Class FG, 5.71% (30 day avg SOFR US + 1.35%), 03/25/2055		10,045,775	10,108,216
Federal Home Loan Mortgage Corp.
Series 5389, Class FB, 5.63% (30 day avg SOFR US + 1.27%), 03/25/2054		2,089,797	2,097,863
Series 5397, Class FA, 5.31% (30 day avg SOFR US + 0.95%), 04/25/2054		8,363,909	8,398,447
Series 5440, Class WF, 5.51% (30 day avg SOFR US + 1.15%), 08/25/2054		17,688,202	17,755,279
Series 5460, Class FH, 5.46% (30 day avg SOFR US + 1.10%), 10/25/2054		7,174,465	7,167,367
Series 5470, Class FA, 5.46% (30 day avg SOFR US + 1.10%), 11/25/2054		2,555,105	2,551,233
Series 5491, Class FA, 5.66% (30 day avg SOFR US + 1.30%), 01/25/2055		14,753,444	14,769,238
Series 5494, Class FB, 5.46% (30 day avg SOFR US + 1.10%), 01/25/2055		10,063,324	10,046,542
Series 5499, Class BF, 5.26% (30 day avg SOFR US + 0.90%), 02/25/2055		3,317,806	3,308,408
Series 5499, Class CF, 5.36% (30 day avg SOFR US + 1.00%), 02/25/2055		2,514,851	2,511,275
Series 5503, Class FB, 5.71% (30 day avg SOFR US + 1.35%), 02/25/2055		3,695,929	3,719,152
Series 5513, Class KF, 5.21% (30 day avg SOFR US + 0.85%), 11/25/2054		4,404,317	4,407,778
Series 5557, Class FE, 5.71% (30 day avg SOFR US + 1.35%), 07/25/2055		15,160,153	15,254,425
Series 5563, Class FA, 5.71% (30 day avg SOFR US + 1.35%), 08/25/2055		16,244,988	16,346,574
Series 5563, Class FB, 5.31% (30 day avg SOFR US + 0.95%), 06/25/2055		13,498,840	13,543,927
Series 5563, Class GF, 5.41% (30 day avg SOFR US + 1.05%), 08/25/2055		10,547,405	10,551,897
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $238,562,629)			239,506,873

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.8%		Par	Value
Brazil Letras do Tesouro Nacional, 14.30%, 01/01/2026 (d)	BRL	319,435,000	57,954,592
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	349,035,000	59,033,204
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $108,543,921)			116,987,796

MEDIUM-TERM NOTES - 1.3%		Par	Value
BNP Paribas Issuance BV
10/15/2025 (a)(e)		1,803,000	2,197,496
11/14/2025 (a)(e)		2,105,000	2,345,602
12/30/2025 (a) (f)	EUR	2,034,000	2,438,651
Citigroup Global Markets Holdings, Inc.
10/15/2025 (g)	GBP	1,301,000	1,694,056
11/13/2025 (g)	GBP	1,750,000	2,731,417
11/17/2025 (h)		2,045,000	2,285,492
11/17/2025 (i)		2,045,000	2,119,111
12/19/2025 (a)(j)		646,000	570,857
12/29/2025 (a)(j)		640,000	446,573
12/30/2025 (k)		2,501,000	2,599,865
Nomura International Funding Pte Ltd.
11/04/2025 (a)(l)		1,616,000	1,985,983
11/04/2025 (a)(m)		1,888,000	1,611,238
12/31/2025 (a)(n)	EUR	1,879,000	2,206,046
TOTAL MEDIUM-TERM NOTES (Cost $24,008,036)			25,232,387

TOTAL INVESTMENTS - 96.4% (Cost $1,918,453,560)			1,939,737,774
Other Assets in Excess of Liabilities - 3.6%			73,020,257
TOTAL NET ASSETS - 100.0%			$2,012,758,031
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

BRL - Brazilian Real
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)	Zero Coupon instrument. The rate shown is the annualized effective yield as of September 30, 2025.
(e)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic USD CMS 10Y10Y rate from its initial underlying value to its final underlying value.

(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS 5Y rate from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS7 Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 10Y10Y SOFR CMS rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 2Y2Y SOFR CMS rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the S&P 500 Index and the ICE IBA - USD SOFR ICE Swap Rate 5Y (each, an “underlying”) from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS7 from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 20Y USD SWAP Reference Rate and the 10Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 4Y USD Swap Reference Rate and the 2Y USD Swap Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 7Y EUR CMS from its initial underlying value to its final underlying value.

Carillon Reams Unconstrained Bond Fund
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-BOBL	874	12/08/2025	$121,292,099	$(404,585)
Euro-Bund	1,966	12/08/2025	297,760,502	(996,639)
U.S. Treasury 10 Year Notes	2,206	12/19/2025	248,870,838	(695,838)
U.S. Treasury 2 Year Notes	2,657	12/31/2025	554,429,559	(714,910)
U.S. Treasury Long Bonds	31	12/19/2025	3,529,229	85,178
				$(2,726,794)
				–
Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-Schatz	(2,378)	12/08/2025	$299,051,581	$374,222
U.S. Treasury 5 Year Notes	(5,516)	12/31/2025	604,497,032	2,175,686
				$2,549,908
Net Unrealized Appreciation (Depreciation)				$(176,886)

There is $36,619 of variation margin due from the Fund to the broker as of the date of this report.

Carillon Reams Unconstrained Bond Fund
Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	11/03/2025	AUD	60,533,000	USD	39,396,121	$678,795
Barclays Capital, Inc.	10/27/2025	INR	5,921,726,473	USD	68,206,939	(1,614,122)
Barclays Capital, Inc.	11/13/2025	USD	2,364,731	GBP	1,750,000	10,752
Goldman Sachs	10/02/2025	BRL	251,301,789	USD	47,249,612	(55,585)
Goldman Sachs	12/03/2025	CAD	51,185,262	USD	37,254,229	(363,058)
Goldman Sachs	10/27/2025	INR	711,570,850	USD	8,175,000	(173,025)
Goldman Sachs	10/02/2025	USD	44,610,049	BRL	251,301,789	(2,583,978)
Goldman Sachs	01/05/2026	USD	51,246,571	BRL	296,220,556	(3,125,439)
Goldman Sachs	10/15/2025	USD	1,758,837	GBP	1,301,000	8,958
J.P. Morgan Securities, Inc.	10/02/2025	BRL	251,301,789	USD	47,060,260	133,767
J.P. Morgan Securities, Inc.	10/02/2025	USD	47,249,612	BRL	251,301,789	55,585
J.P. Morgan Securities, Inc.	12/02/2025	USD	53,387,357	BRL	290,206,572	(323,319)
J.P. Morgan Securities, Inc.	11/28/2025	USD	56,035,888	CHF	44,461,675	(212,108)
J.P. Morgan Securities, Inc.	10/30/2025	USD	78,218,251	CNY	557,395,396	(239,366)
J.P. Morgan Securities, Inc.	12/30/2025	USD	2,386,502	EUR	2,034,000	(14,238)
J.P. Morgan Securities, Inc.	12/31/2025	USD	2,216,950	EUR	1,879,000	(949)
Net Unrealized Appreciation (Depreciation)						$(7,817,330)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc CNY – Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
INR - Indian Rupee
USD - United States Dollar

Carillon Reams Unconstrained Bond Fund Schedule of Interest Rate Swap Contracts
September 30, 2025 (Unaudited)
Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Terminatio n Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR	267,100,000	$5,888,452
Total Unrealized Appreciation (Depreciation)								$5,888,452

EUR – Euro

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts Buy Protection
September 30, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 44 Version 1 Index	1.00%	Quarterly	Baa2/BBB	12/20/2030	$97,210,000	$(1,566,043)	$(1,508,721)	$(57,322)

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts Sell Protection
September 30, 2025 (Unaudited)
Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)

Sell Protection (a):
CDX North American Investment Grade Index Series 45	(1.00%)	Quarterly	Baa2/BBB	12/20/2030	$97,210,000	$2,193,922	$2,161,108	$32,814
CDX North American High Yield Index Series 45	(5.00%)	Quarterly	B2/B	12/20/2030	181,860,000	13,860,803	13,897,694	(36,891)
	0.000%					$16,054,725	$16,058,802	$(4,077)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $228,717 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Reams Unconstrained Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$664,532,612	$–	$664,532,612
Asset-Backed Securities	–	332,105,497	–	332,105,497
Corporate Bonds	–	285,142,587	–	285,142,587
Commercial Mortgage-Backed Securities	–	276,230,022	–	276,230,022
Agency Mortgage-Backed Securities	–	239,506,873	–	239,506,873
Foreign Government Debt Obligations	–	116,987,796	–	116,987,796
Medium-Term Notes	–	25,232,387	–	25,232,387
Total Investments	$–	$1,939,737,774	$–	$1,939,737,774

Other Financial Instruments:
Futures Contracts*	$2,635,086	$–	$–	$2,635,086
Forward Currency Contracts*	–	887,857	–	887,857
Interest Rate Swaps*	–	5,888,452	–	5,888,452
Credit Default Swaps	–	16,054,725	–	16,054,725
Total Other Financial Instruments	$2,635,086	$22,831,034	$–	$25,466,120

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(8,705,187)	$–	$(8,705,187)
Futures Contracts*	(2,811,972)	–	–	(2,811,972)
Credit Default Swaps	–	(1,566,043)	–	(1,566,043)
Total Other Financial Instruments	$(2,811,972)	$(10,271,230)	$–	$(13,083,202)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.